Long-Term Debt and Financial Liabilities, Financial Liabilities (Details) - USD ($)	Jun. 30, 2026	Dec. 31, 2025
Financial Liabilities [Abstract]
Total long-term financial liabilities	$ 28,046,814	$ 13,981,920
Less: Deferred financing costs	(754,371)	(386,160)
Total long-term financial liabilities, net of deferred finance costs	27,292,443	13,595,760
Presented [Abstract]
Current portion of long-term financial liabilities	3,086,440	1,668,050
Less: Current portion of deferred finance costs	(217,901)	(119,060)
Current portion of long-term financial liabilities, net of deferred finance costs	2,868,539	1,548,990
Non-Current portion of long-term financial liabilities	24,960,374	12,313,870
Less: Non-Current portion of deferred finance costs	(536,470)	(267,100)
Non-Current portion of long-term financial liabilities, net of deferred finance costs	24,423,904	12,046,770
M/V Magic Thunder Sale and Leaseback [Member]
Financial Liabilities [Abstract]
Total long-term financial liabilities	13,150,180	13,981,920
M/V Magic Perseus Sale and Leaseback [Member]
Financial Liabilities [Abstract]
Total long-term financial liabilities	$ 14,896,634	$ 0